Reporting entity	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
Reporting entity	Reporting entity
CMB.TECH NV (the “Company”) is a company domiciled in Belgium. The address of the Company’s registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The condensed consolidated interim financial statements ("interim financial statements") as at and for the six months ended June 30, 2025 comprise the Company and its subsidiaries (together referred to as the “Group”) and the Group’s interests in associates and joint ventures.